Pioneer Diversified High Income Fund, Inc.
Schedule of Investments | July 31, 2025

Schedule of Investments  |  7/31/25
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 134.4%
	Senior Secured Floating Rate Loan Interests — 5.8% of Net Assets*(a)
	Auto Parts & Equipment — 0.8%
685,678	First Brands Group LLC, First Lien 2021 Term Loan, 9.57% (Term SOFR + 500 bps), 3/30/27	$ 672,250
191,092	First Brands Group LLC, First Lien 2022-II Incremental Term Loan, 9.57% (Term SOFR + 500 bps), 3/30/27	187,350
	Total Auto Parts & Equipment	$859,600

	Auto Repair Centers — 0.4%
470,250	Champions Holdco, Inc., Initial Term Loan, 9.08% (Term SOFR + 475 bps), 2/23/29	$ 435,373
	Total Auto Repair Centers	$435,373

	Building & Construction — 0.5%
492,467	Service Logic Acquisition, Inc., Amendment No. 8 Refinancing Term Loan, 7.356% (Term SOFR + 300 bps), 10/29/27	$ 493,699
	Total Building & Construction	$493,699

	Chemicals-Diversified — 0.4%
395,000	Ineos Quattro Holdings UK Ltd., 2029 Tranche B Dollar Term Loan, 8.706% (Term SOFR + 425 bps), 4/2/29	$ 365,375
	Total Chemicals-Diversified	$365,375

	Chemicals-Specialty — 0.1%
122,151	Mativ Holdings, Inc., Term B Loan, 8.221% (Term SOFR + 375 bps), 4/20/28	$ 121,692
	Total Chemicals-Specialty	$121,692

	Commercial Services — 0.3%
381,150	DS Parent, Inc., Term Loan B, 9.796% (Term SOFR + 550 bps), 1/31/31	$ 348,117
	Total Commercial Services	$348,117

	Computer Services — 0.1%
140,400	Amentum Holdings, Inc., Initial Term Loan, 6.606% (Term SOFR + 225 bps), 9/29/31	$ 139,764
	Total Computer Services	$139,764

1Pioneer Diversified High Income Fund, Inc. | 7/31/25

Principal Amount USD ($)		Value
	Cruise Lines — 0.3%
352,337	LC Ahab US Bidco LLC, Second Amendment Incremental Term Loan, 7.356% (Term SOFR + 300 bps), 5/1/31	$ 352,558
	Total Cruise Lines	$352,558

	Dialysis Centers — 0.4%
400,879	U.S. Renal Care, Inc., Closing Date Term Loan, 9.471% (Term SOFR + 500 bps), 6/20/28	$ 390,022
	Total Dialysis Centers	$390,022

	Distribution & Wholesale — 0.3%
307,066	Windsor Holdings III LLC, 2025 Dollar Refinancing Term B Loan, 7.103% (Term SOFR + 275 bps), 8/1/30	$ 307,162
	Total Distribution & Wholesale	$307,162

	Electric-Generation — 0.6%
570,688	Alpha Generation LLC, Initial Term B Loan, 6.356% (Term SOFR + 200 bps), 9/30/31	$ 570,687
	Total Electric-Generation	$570,687

	Electronic Composition — 0.1%
119,890	Natel Engineering Co., Inc., Initial Term Loan, 10.686% (Term SOFR + 625 bps), 4/30/26	$ 105,503
	Total Electronic Composition	$105,503

	Medical-Drugs — 0.8%
700,000	1261229 B.C. Ltd., Term Loan, 10.606% (Term SOFR + 625 bps), 10/8/30	$ 686,875
163,762	Endo Finance Holdings, Inc., 2024 Refinancing Term Loan, 8.356% (Term SOFR + 400 bps), 4/23/31	164,428
	Total Medical-Drugs	$851,303

	Pipelines — 0.2%
250,000	M6 ETX Holdings II Midco LLC, Initial Term Loan, 7.356% (Term SOFR + 300 bps), 4/1/32	$ 251,680
	Total Pipelines	$251,680

Pioneer Diversified High Income Fund, Inc. | 7/31/252

Schedule of Investments  |  7/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Recreational Centers — 0.5%
534,932	Fitness International LLC, Term B Loan, 8.856% (Term SOFR + 450 bps), 2/12/29	$ 538,832
	Total Recreational Centers	$538,832

	Total Senior Secured Floating Rate Loan Interests (Cost $6,209,846)	$6,131,367

Shares
	Common Stocks — 0.6% of Net Assets
	Communications Equipment — 0.1%
16,729(b)	Digicel International Finance Ltd.	$ 150,564
	Total Communications Equipment	$150,564

	Financial Services — 0.1%
152,704(b)+	Unifin Financiera SAB de CV	$ 9,713
1,669	WOM Equity	45,898
	Total Financial Services	$55,611

	Household Durables — 0.0%†
89,094(b)	Desarrolladora Homex SAB de CV	$ 5
	Total Household Durables	$5

	Oil, Gas & Consumable Fuels — 0.0%†
6(b)	Amplify Energy Corp.	$ 23
2,189(b)	Petroquest Energy, Inc.	284
	Total Oil, Gas & Consumable Fuels	$307

	Passenger Airlines — 0.4%
24,166(b)	Grupo Aeromexico SAB de CV	$ 410,986
	Total Passenger Airlines	$410,986

	Professional Services — 0.0%
441,379(b)+	Atento S.A.	$ —
	Total Professional Services	$—

	Total Common Stocks (Cost $518,273)	$617,473

3Pioneer Diversified High Income Fund, Inc. | 7/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — 4.4% of Net Assets
500,000	ACC Auto Trust, Series 2022-A, Class D, 10.07%, 3/15/29 (144A)	$ 499,211
354,407	Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class G, 12.748%, 5/17/32 (144A)	359,343
572,521	Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class G, 11.395%, 9/15/32 (144A)	568,812
1,000,000	JPMorgan Chase Bank NA - CACLN, Series 2021-3, Class G, 9.812%, 2/26/29 (144A)	1,001,655
1,000,000(a)	MCF CLO VII LLC, Series 2017-3A, Class ER, 13.737% (3 Month Term SOFR + 941 bps), 7/20/33 (144A)	992,500
500,000(c)+	RMF Buyout Issuance Trust, Series 2022-HB1, Class M5, 4.50%, 4/25/32 (144A)	30,000
650,000	Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class E, 12.662%, 5/15/32 (144A)	664,089
535,367	Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class F, 12.24%, 12/15/33 (144A)	544,504
	Total Asset Backed Securities (Cost $5,044,281)	$4,660,114

	Collateralized Mortgage Obligations—3.4% of Net Assets
330,000(a)	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B2, 10.35% (SOFR30A + 600 bps), 10/25/41 (144A)	$ 344,392
100,000(a)	Connecticut Avenue Securities Trust, Series 2021-R02, Class 2B2, 10.55% (SOFR30A + 620 bps), 11/25/41 (144A)	104,608
13,825(a)	DSLA Mortgage Loan Trust, Series 2005-AR6, Class 2A1C, 5.305% (1 Month Term SOFR + 95 bps), 10/19/45	14,089
200,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA7, Class B2, 12.15% (SOFR30A + 780 bps), 11/25/41 (144A)	213,812
450,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA3, Class B2, 10.60% (SOFR30A + 625 bps), 9/25/41 (144A)	469,013
280,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA2, Class B2, 12.85% (SOFR30A + 850 bps), 2/25/42 (144A)	305,376
545,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-DNA3, Class B2, 12.614% (SOFR30A + 826 bps), 7/25/49 (144A)	620,890
Pioneer Diversified High Income Fund, Inc. | 7/31/254

Schedule of Investments  |  7/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
16,109	Global Mortgage Securitization, Ltd., Series 2004-A, Class B1, 5.25%, 11/25/32 (144A)	$ 6,751
690,370(a)	Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 8.214% (SOFR30A + 386 bps), 3/25/50 (144A)	708,042
640,000(a)	STACR Trust, Series 2018-HRP2, Class B2, 14.964% (SOFR30A + 1,061 bps), 2/25/47 (144A)	794,427
	Total Collateralized Mortgage Obligations (Cost $3,188,413)	$3,581,400

	Commercial Mortgage-Backed Securities—8.0% of Net Assets
500,000(a)	BPR Trust, Series 2021-WILL, Class E, 11.206% (1 Month Term SOFR + 686 bps), 6/15/38 (144A)	$ 491,177
6,897,467(c)(d)	CD Mortgage Trust, Series 2016-CD1, Class XA, 1.34%, 8/10/49	33,655
600,000(c)	COMM Mortgage Trust, Series 2024-CBM, Class G, 7.927%, 12/10/41 (144A)	545,320
750,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN1, Class B1, 12.10% (SOFR30A + 775 bps), 1/25/51 (144A)	828,822
310,073(c)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.60%, 10/25/27 (144A)	293,914
990,664(a)	FREMF Mortgage Trust, Series 2019-KS12, Class C, 11.334% (SOFR30A + 701 bps), 8/25/29	956,029
111,356(a)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 10.684% (SOFR30A + 636 bps), 1/25/27 (144A)	104,395
186,276(a)	FREMF Mortgage Trust, Series 2020-KF83, Class C, 13.434% (SOFR30A + 911 bps), 7/25/30 (144A)	176,579
1,000,000(e)	FREMF Mortgage Trust, Series 2021-KG05, Class C, 0.000%, 1/25/31 (144A)	618,862
12,321,797(d)	FREMF Mortgage Trust, Series 2021-KG05, Class X2A, 0.10%, 1/25/31 (144A)	50,443
1,000,000(d)	FREMF Mortgage Trust, Series 2021-KG05, Class X2B, 0.10%, 1/25/31 (144A)	3,967
335,592(c)(d)	GS Mortgage Securities Trust, Series 2014-GC24, Class XA, 0.286%, 9/10/47	3
492,627(a)	HIH Trust, Series 2024-61P, Class G, 11.277% (1 Month Term SOFR + 694 bps), 10/15/41 (144A)	491,702
1,000,000(c)	HTL Commercial Mortgage Trust, Series 2024-T53, Class F, 11.927%, 5/10/39 (144A)	1,044,464
5Pioneer Diversified High Income Fund, Inc. | 7/31/25

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
500,000(c)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class D, 4.196%, 4/15/46	$ 45,050
968,893(c)(d)	JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class XA, 0.707%, 11/15/47	10
4,696,065(c)(d)	Morgan Stanley Capital I Trust, Series 2016-BNK2, Class XA, 0.944%, 11/15/49	36,197
5,365,342(c)(d)	Morgan Stanley Capital I Trust, Series 2016-UB12, Class XA, 0.625%, 12/15/49	27,778
900,000(c)	Natixis Commercial Mortgage Securities Trust, Series 2019-FAME, Class E, 4.398%, 8/15/36 (144A)	450,695
290,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	211,413
165,490(c)	Velocity Commercial Capital Loan Trust, Series 2020-1, Class M5, 4.29%, 2/25/50 (144A)	118,729
1,100,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E, 3.00%, 5/15/48 (144A)	870,518
1,660,500(c)	Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class E, 4.632%, 11/15/48 (144A)	1,159,048
	Total Commercial Mortgage-Backed Securities (Cost $9,883,070)	$8,558,770

	Convertible Corporate Bonds — 2.8% of Net Assets
	Banks — 0.0%†
IDR812,959,000	PT Bakrie & Brothers Tbk, 12/31/25	$ 2,569
	Total Banks	$2,569

	Chemicals — 1.8%
1,900,000(f)	Hercules LLC, 6.50%, 6/30/29	$ 1,966,887
	Total Chemicals	$1,966,887

	Diversified Financial Services — 1.0%
1,032,453(g)	WOM Chile Holdco S.p.A., 5.00% (5.00% PIK), 4/1/32 (144A)	$ 1,014,429
	Total Diversified Financial Services	$1,014,429

	Total Convertible Corporate Bonds (Cost $2,678,320)	$2,983,885

Pioneer Diversified High Income Fund, Inc. | 7/31/256

Schedule of Investments  |  7/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Corporate Bonds — 79.0% of Net Assets
	Advertising — 1.6%
645,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 587,609
535,000	Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28 (144A)	505,197
625,000	Neptune Bidco US, Inc., 9.29%, 4/15/29 (144A)	604,863
	Total Advertising	$1,697,669

	Airlines — 4.7%
1,621,570(g)	ABRA Global Finance, 14.00% (8.00% PIK or 6.00% Cash), 10/22/29 (144A)	$ 1,236,447
1,460,000	Avianca Midco 2 Plc, 9.625%, 2/14/30 (144A)	1,357,800
505,000	Grupo Aeromexico S.A.B de CV, 8.25%, 11/15/29 (144A)	496,920
1,090,000	Grupo Aeromexico S.A.B de CV, 8.625%, 11/15/31 (144A)	1,062,750
855,000	Latam Airlines Group S.A., 7.625%, 1/7/31 (144A)	881,933
	Total Airlines	$5,035,850

	Banks — 2.9%
1,135,000(c)	Banco GNB Sudameris S.A., 7.50% (5 Year CMT Index + 666 bps), 4/16/31 (144A)	$ 1,133,639
685,000(c)(h)	Banco Mercantil del Norte S.A., 8.375% (10 Year US Treasury Yield Curve Rate T Note Constant Maturity + 776 bps) (144A)	723,427
275,000	Credito Real S.A.B de CV Escrow, 8.00%, 1/21/28	33,000
155,000	Freedom Mortgage Corp., 12.25%, 10/1/30 (144A)	171,452
865,000(c)(h)(i)+	Sovcombank Via SovCom Capital DAC, 7.60% (5 Year CMT Index + 636 bps) (144A)	—
215,000(c)(h)	UBS Group AG, 7.125% (5 Year USD SOFR Swap Rate + 318 bps) (144A)	217,759
230,000(c)(h)	UBS Group AG, 9.25% (5 Year CMT Index + 476 bps) (144A)	269,607
490,000(c)(h)	Yapi ve Kredi Bankasi AS, 9.743% (5 Year CMT Index + 550 bps) (144A)	514,375
	Total Banks	$3,063,259

	Biotechnology — 1.2%
EUR1,080,000	Cidron Aida Finco S.a.r.l., 7.00%, 10/27/31 (144A)	$ 1,275,658
	Total Biotechnology	$1,275,658

	Building Materials — 2.6%
846,000	AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28 (144A)	$ 897,795
7Pioneer Diversified High Income Fund, Inc. | 7/31/25

Principal Amount USD ($)		Value
	Building Materials — (continued)
464,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/29 (144A)	$ 341,668
1,520,000	Limak Cimento Sanayi ve Ticaret AS, 9.75%, 7/25/29 (144A)	1,542,960
	Total Building Materials	$2,782,423

	Chemicals — 3.1%
335,000	Celanese US Holdings LLC, 7.20%, 11/15/33	$ 349,742
300,000	LYB Finance Co. BV, 8.10%, 3/15/27 (144A)	315,223
415,000	Mativ Holdings, Inc., 8.00%, 10/1/29 (144A)	374,251
EUR580,000	Olympus Water US Holding Corp., 9.625%, 11/15/28 (144A)	696,771
985,000	Olympus Water US Holding Corp., 9.75%, 11/15/28 (144A)	1,032,600
EUR420,000	SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 7/15/28 (144A)	503,327
	Total Chemicals	$3,271,914

	Commercial Services — 2.7%
500,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 1/15/30 (144A)	$ 514,517
473,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	463,948
660,000	Garda World Security Corp., 8.375%, 11/15/32 (144A)	679,853
145,000	Herc Holdings, Inc., 7.00%, 6/15/30 (144A)	149,863
225,000	Herc Holdings, Inc., 7.25%, 6/15/33 (144A)	232,991
558,000	Sotheby's, 7.375%, 10/15/27 (144A)	546,754
295,000	Williams Scotsman, Inc., 6.625%, 6/15/29 (144A)	302,320
	Total Commercial Services	$2,890,246

	Diversified Financial Services — 8.1%
500,000(c)(h)	Air Lease Corp., 4.125% (5 Year CMT Index + 315 bps)	$ 489,511
85,000	Freedom Mortgage Holdings LLC, 8.375%, 4/1/32 (144A)	86,936
640,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/31 (144A)	665,290
540,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29 (144A)	562,835
EUR521,941	Garfunkelux Holdco 3 S.A., 9.50%, 11/1/28 (144A)	466,087
1,295,000	Global Aircraft Leasing Co., Ltd., 8.75%, 9/1/27 (144A)	1,337,266
915,000	LFS Topco LLC, 8.75%, 7/15/30 (144A)	885,021
195,000(j)	OneMain Finance Corp., 6.125%, 5/15/30	195,328
Pioneer Diversified High Income Fund, Inc. | 7/31/258

Schedule of Investments  |  7/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
685,000	OneMain Finance Corp., 9.00%, 1/15/29	$ 718,776
905,000	Phoenix Aviation Capital, Ltd., 9.25%, 7/15/30 (144A)	948,265
1,030,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, 9/15/29 (144A)	1,077,879
675,000	Sammaan Capital, Ltd., 9.70%, 7/3/27 (144A)	688,488
1,174,000+	Unifin Financiera SAB de CV, 8.375%, 1/27/28	—
538,958(g)	WOM Mobile S.A., 11.00%, 4/1/31 (144A)	522,789
	Total Diversified Financial Services	$8,644,471

	Electric — 1.0%
1,030,000	GDZ Elektrik Dagitim AS, 9.00%, 10/15/29 (144A)	$ 996,271
7,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)	6,992
	Total Electric	$1,003,263

	Engineering & Construction — 1.1%
960,000	ASG Finance Designated Activity Co., 9.75%, 5/15/29 (144A)	$ 900,070
230,000	IHS Holding, Ltd., 6.25%, 11/29/28 (144A)	226,151
	Total Engineering & Construction	$1,126,221

	Entertainment — 0.7%
295,000	Light & Wonder International, Inc., 7.25%, 11/15/29 (144A)	$ 302,935
368,000	Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30 (144A)	381,519
	Total Entertainment	$684,454

	Food — 1.5%
520,000	Fiesta Purchaser, Inc., 9.625%, 9/15/32 (144A)	$ 549,520
935,000	Grupo Nutresa S.A., 9.00%, 5/12/35 (144A)	1,022,477
	Total Food	$1,571,997

	Healthcare-Services — 3.4%
800,800	Auna S.A., 10.00%, 12/18/29 (144A)	$ 844,099
1,365,000	Prime Healthcare Services, Inc., 9.375%, 9/1/29 (144A)	1,356,469
1,427,000	US Acute Care Solutions LLC, 9.75%, 5/15/29 (144A)	1,457,996
	Total Healthcare-Services	$3,658,564

9Pioneer Diversified High Income Fund, Inc. | 7/31/25

Principal Amount USD ($)		Value
	Insurance — 4.2%
4,106,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	$ 4,476,758
	Total Insurance	$4,476,758

	Internet — 1.5%
1,285,000	Acuris Finance US, Inc./Acuris Finance S.a.r.l., 9.00%, 8/1/29 (144A)	$ 1,307,356
265,000	ION Trading Technologies S.a.r.l., 9.50%, 5/30/29 (144A)	274,602
	Total Internet	$1,581,958

	Iron & Steel — 2.3%
845,000	Carpenter Technology Corp., 7.625%, 3/15/30	$ 871,948
325,000	Cleveland-Cliffs, Inc., 7.375%, 5/1/33 (144A)	316,408
613,000	Metinvest BV, 7.75%, 10/17/29 (144A)	468,458
870,000	TMS International Corp., 6.25%, 4/15/29 (144A)	828,294
	Total Iron & Steel	$2,485,108

	Leisure Time — 1.1%
600,000	Cruise Yacht Upper HoldCo, Ltd., 11.875%, 7/5/28	$ 442,812
740,000	NCL Corp., Ltd., 6.75%, 2/1/32 (144A)	760,069
	Total Leisure Time	$1,202,881

	Lodging — 0.7%
800,000(g)(k)	Grupo Posadas SAB de CV, 7.00% (7.00% PIK or 5.00% Cash), 12/30/27 (144A)	$ 764,000
	Total Lodging	$764,000

	Machinery-Diversified — 0.8%
EUR760,000(a)	Mangrove Luxco III S.a.r.l., 7.026% (3 Month EURIBOR + 500 bps), 7/15/29 (144A)	$ 868,066
	Total Machinery-Diversified	$868,066

	Media — 2.0%
400,000	CSC Holdings LLC, 5.375%, 2/1/28 (144A)	$ 367,803
300,000	CSC Holdings LLC, 11.75%, 1/31/29 (144A)	280,617
655,000	Gray Media, Inc., 10.50%, 7/15/29 (144A)	708,841
710,000	McGraw-Hill Education, Inc., 8.00%, 8/1/29 (144A)	721,702
	Total Media	$2,078,963

Pioneer Diversified High Income Fund, Inc. | 7/31/2510

Schedule of Investments  |  7/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Mining — 1.4%
1,260,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	$ 1,311,980
200,000	First Quantum Minerals, Ltd., 9.375%, 3/1/29 (144A)	211,942
	Total Mining	$1,523,922

	Miscellaneous Manufacturing — 0.5%
545,000	Maxam Prill S.a.r.l., 7.75%, 7/15/30 (144A)	$ 532,862
	Total Miscellaneous Manufacturing	$532,862

	Oil & Gas — 13.1%
290,000	3R Lux S.a.r.l., 9.75%, 2/5/31 (144A)	$ 298,700
910,000	Baytex Energy Corp., 8.50%, 4/30/30 (144A)	926,055
298,232	Borr IHC, Ltd./Borr Finance LLC, 10.00%, 11/15/28 (144A)	285,152
222,524	Borr IHC, Ltd./Borr Finance LLC, 10.375%, 11/15/30 (144A)	209,683
85,000	Cenovus Energy, Inc., 6.75%, 11/15/39	90,846
520,000	Civitas Resources, Inc., 8.375%, 7/1/28 (144A)	534,729
370,000	Civitas Resources, Inc., 8.625%, 11/1/30 (144A)	377,487
520,000	Civitas Resources, Inc., 8.75%, 7/1/31 (144A)	526,416
1,510,000	Energean Plc, 6.50%, 4/30/27 (144A)	1,483,575
405,000	Kosmos Energy, Ltd., 7.75%, 5/1/27 (144A)	382,952
410,000	Kraken Oil & Gas Partners LLC, 7.625%, 8/15/29 (144A)	401,974
910,000	Long Ridge Energy LLC, 8.75%, 2/15/32 (144A)	943,688
1,236,043	MC Brazil Downstream Trading S.a.r.l, 7.25%, 6/30/31 (144A)	1,007,004
515,000	Nabors Industries, Ltd., 7.50%, 1/15/28 (144A)	475,234
955,000	Occidental Petroleum Corp., 4.40%, 4/15/46	704,060
800,000	Petroleos Mexicanos, 5.95%, 1/28/31	742,558
662,000	Shelf Drilling Holdings, Ltd., 9.625%, 4/15/29 (144A)	566,810
900,000	SierraCol Energy Andina LLC, 6.00%, 6/15/28 (144A)	844,430
860,000	Strathcona Resources, Ltd., 6.875%, 8/1/26 (144A)	861,077
440,000	Transocean, Inc., 6.80%, 3/15/38	330,139
280,000	Transocean, Inc., 8.25%, 5/15/29 (144A)	264,435
280,000	Transocean, Inc., 8.50%, 5/15/31 (144A)	257,255
785,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	704,537
11Pioneer Diversified High Income Fund, Inc. | 7/31/25

Principal Amount USD ($)		Value
	Oil & Gas — (continued)
620,000	Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29 (144A)	$ 616,925
110,000	YPF S.A., 8.75%, 9/11/31 (144A)	114,457
	Total Oil & Gas	$13,950,178

	Oil & Gas Services — 1.0%
521,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27 (144A)	$ 521,284
566,000	Enerflex, Ltd., 9.00%, 10/15/27 (144A)	582,849
	Total Oil & Gas Services	$1,104,133

	Pharmaceuticals — 0.7%
675,000	1261229 B.C. Ltd., 10.00%, 4/15/32 (144A)	$ 687,210
381,000+	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	—
300,000(e)+	Tricida, Inc., 5/15/27	—
	Total Pharmaceuticals	$687,210

	Pipelines — 4.9%
720,619	Acu Petroleo Luxembourg S.a.r.l., 7.50%, 1/13/32 (144A)	$ 725,651
450,000(a)	Energy Transfer LP, 7.575% (3 Month Term SOFR + 328 bps), 11/1/66	448,413
915,000(c)(h)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	936,808
145,000	Oneok, Inc., 5.45%, 6/1/47	128,619
344,000	Oneok, Inc., 5.60%, 4/1/44	314,736
720,000	Summit Midstream Holdings LLC, 8.625%, 10/31/29 (144A)	733,335
575,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	594,756
215,000	Venture Global LNG, Inc., 9.50%, 2/1/29 (144A)	234,474
365,000	Venture Global Plaquemines LNG LLC, 6.50%, 1/15/34 (144A)	375,494
670,000	Venture Global Plaquemines LNG LLC, 6.75%, 1/15/36 (144A)	689,233
	Total Pipelines	$5,181,519

	REITS — 1.5%
EUR210,000	Alexandrite Monnet UK Holdco Plc, 10.50%, 5/15/29 (144A)	$ 263,491
890,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 1/15/30 (144A)	842,208
Pioneer Diversified High Income Fund, Inc. | 7/31/2512

Schedule of Investments  |  7/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	REITS — (continued)
10,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 6.50%, 2/15/29 (144A)	$ 9,728
430,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 2/15/28 (144A)	454,458
	Total REITS	$1,569,885

	Retail — 0.5%
510,000	Cougar JV Subsidiary LLC, 8.00%, 5/15/32 (144A)	$ 539,396
	Total Retail	$539,396

	Software — 1.2%
1,256,000	CoreWeave, Inc., 9.00%, 2/1/31 (144A)	$ 1,250,645
	Total Software	$1,250,645

	Telecommunications — 5.0%
200,000	Altice France S.A., 8.125%, 2/1/27 (144A)	$ 185,345
445,000	Connect Finco S.a.r.l./Connect US Finco LLC, 9.00%, 9/15/29 (144A)	449,366
200,000	Iliad Holding SASU, 8.50%, 4/15/31 (144A)	214,536
850,000	Sprint LLC, 7.625%, 3/1/26	856,424
1,232,500	Total Play Telecomunicaciones S.A. de CV, 11.125%, 12/31/32 (144A)	1,186,189
1,195,000	Turkcell Iletisim Hizmetleri AS, 7.65%, 1/24/32 (144A)	1,227,993
EUR560,000	Zegona Finance Plc, 6.75%, 7/15/29 (144A)	677,105
500,000	Zegona Finance Plc, 8.625%, 7/15/29 (144A)	532,250
	Total Telecommunications	$5,329,208

	Transportation — 2.0%
1,245,000	Carriage Purchaser, Inc., 7.875%, 10/15/29 (144A)	$ 1,154,458
655,000	Danaos Corp., 8.50%, 3/1/28 (144A)	667,868
400,000	Simpar Europe S.A., 5.20%, 1/26/31 (144A)	320,000
	Total Transportation	$2,142,326

	Total Corporate Bonds (Cost $82,784,056)	$83,975,007

13Pioneer Diversified High Income Fund, Inc. | 7/31/25

Shares		Value
	Preferred Stock — 0.0%† of Net Assets
	Internet — 0.0%†
50,188(b)	MYT Holding LLC, 10.00%, 6/6/29	$ 25,094
	Total Internet	$25,094

	Total Preferred Stock (Cost $91,624)	$25,094

	Right/Warrant — 0.0%† of Net Assets
	Trading Companies & Distributors — 0.0%†
GBP6,475(b)	Avation Plc, 1/1/59	$ 3,421
	Total Trading Companies & Distributors	$3,421

	Total Right/Warrant (Cost $—)	$3,421

Principal Amount USD ($)
	Insurance-Linked Securities — 26.0% of Net Assets#
	Event Linked Bonds — 16.5%
	Earthquakes – California — 0.5%
250,000(a)	Sutter Re, 14.08%, (3 Month U.S. Treasury Bill + 975 bps), 6/19/26 (144A)	$ 258,300
300,000(a)	Torrey Pines Re, 9.546%, (3 Month U.S. Treasury Bill + 522 bps), 6/5/26 (144A)	305,040
		$563,340

	Earthquakes – U.S. — 0.2%
250,000(a)	Ursa Re, 9.83%, (3 Month U.S. Treasury Bill + 550 bps), 12/6/25 (144A)	$ 252,375
	Flood – U.S. — 0.7%
500,000(a)	FloodSmart Re, 18.69%, (3 Month U.S. Treasury Bill + 1,436 bps), 3/12/27 (144A)	$ 517,150
250,000(a)	FloodSmart Re, 21.48%, (1 Month U.S. Treasury Bill + 1,715 bps), 3/11/26 (144A)	259,250
		$776,400

	Multiperil – Florida — 0.5%
500,000(a)	Sanders Re, 12.47%, (3 Month U.S. Treasury Bill + 814 bps), 6/5/26 (144A)	$ 510,450
	Multiperil – U.S. — 5.6%
250,000(a)	Bonanza Re, 9.63%, (3 Month U.S. Treasury Bill + 550 bps), 12/19/27 (144A)	$ 248,650
500,000(a)	Foundation Re, 10.587%, (3 Month U.S. Treasury Bill + 625 bps), 1/8/27 (144A)	509,550
Pioneer Diversified High Income Fund, Inc. | 7/31/2514

Schedule of Investments  |  7/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
250,000(a)	Four Lakes Re, 10.13%, (3 Month U.S. Treasury Bill + 580 bps), 1/7/27 (144A)	$ 252,200
250,000(a)	Four Lakes Re, 13.25%, (3 Month U.S. Treasury Bill + 892 bps), 1/7/27 (144A)	251,550
250,000(a)	High Point Re, 9.94%, (3 Month U.S. Treasury Bill + 575 bps), 1/6/27 (144A)	253,300
250,000(a)	Merna Re II, 11.58%, (3 Month U.S. Treasury Bill + 725 bps), 7/7/27 (144A)	257,175
250,000(a)	Merna Re II, 12.83%, (3 Month U.S. Treasury Bill + 850 bps), 7/7/27 (144A)	250,750
500,000(a)	Mystic Re, 16.33%, (3 Month U.S. Treasury Bill + 1,200 bps), 1/8/27 (144A)	522,750
250,000(a)	Residential Re, 11.27%, (3 Month U.S. Treasury Bill + 694 bps), 12/6/28 (144A)	252,525
375,000(a)	Residential Re, 11.92%, (3 Month U.S. Treasury Bill + 759 bps), 12/6/26 (144A)	388,350
500,000(a)	Residential Re, 13.03%, (1 Month U.S. Treasury Bill + 870 bps), 12/6/27 (144A)	518,250
500,000(a)	Residential Re, 16.53%, (3 Month U.S. Treasury Bill + 1,220 bps), 12/6/25 (144A)	465,000
500,000(a)	Sanders Re, 9.41%, (3 Month U.S. Treasury Bill + 525 bps), 4/7/29 (144A)	502,300
250,000(a)	Sanders Re, 10.08%, (3 Month U.S. Treasury Bill + 575 bps), 4/7/28 (144A)	258,900
250,000(a)	Sanders Re III, 9.877%, (3 Month U.S. Treasury Bill + 555 bps), 4/7/27 (144A)	254,400
250,000(a)	Solomon Re, 9.85%, (3 Month U.S. Treasury Bill + 552 bps), 6/8/26 (144A)	254,875
250,000(a)	Stabilitas Re, 12.837%, (3 Month U.S. Treasury Bill + 850 bps), 6/5/26 (144A)	253,800
250,000(a)	Topanga Re, 4.77%, (3 Month U.S. Treasury Bill + 477 bps), 1/8/26 (144A)	239,700
		$5,934,025

	Multiperil – U.S. & Canada — 2.0%
250,000(a)	Atlas Re, 16.567%, (SOFR + 1,222 bps), 6/8/27 (144A)	$ 274,275
500,000(a)	Galileo Re, 11.327%, (3 Month U.S. Treasury Bill + 700 bps), 1/7/28 (144A)	519,450
250,000(a)	Kilimanjaro II Re, 11.58%, (3 Month U.S. Treasury Bill + 725 bps), 6/30/28 (144A)	263,675
250,000(a)	Kilimanjaro III Re, 16.69%, (3 Month U.S. Treasury Bill + 1,236 bps), 4/20/26 (144A)	251,000
15Pioneer Diversified High Income Fund, Inc. | 7/31/25

Principal Amount USD ($)		Value
	Multiperil – U.S. & Canada — (continued)
250,000(a)	Matterhorn Re, 10.098%, (SOFR + 575 bps), 12/8/25 (144A)	$ 242,550
250,000(a)	Mona Lisa Re, 14.08%, (3 Month U.S. Treasury Bill + 975 bps), 6/25/27 (144A)	273,275
250,000(a)	Mona Lisa Re, 16.83%, (3 Month U.S. Treasury Bill + 1,250 bps), 1/8/26 (144A)	254,250
		$2,078,475

	Multiperil – U.S. Regional — 0.5%
250,000(a)	Aquila Re, 11.59%, (3 Month U.S. Treasury Bill + 726 bps), 6/8/26 (144A)	$ 254,575
250,000(a)	Aquila Re, 13.16%, (3 Month U.S. Treasury Bill + 883 bps), 6/8/26 (144A)	256,025
		$510,600

	Multiperil – Worldwide — 0.7%
250,000(a)	Atlas Capital, 11.918%, (SOFR + 757 bps), 6/5/26 (144A)	$ 255,625
250,000(a)	Cat Re 2001, 17.37%, (3 Month U.S. Treasury Bill + 1,304 bps), 1/8/27 (144A)	261,175
250,000(a)	Kendall Re, 11.886%, (3 Month U.S. Treasury Bill + 775 bps), 4/30/27 (144A)	258,225
		$775,025

	Windstorm – Florida — 1.0%
206,031(a)	Integrity Re, 4.83%, (3 Month U.S. Treasury Bill + 50 bps), 6/6/30 (144A)	$ 24,724
250,000(a)	Integrity Re, 16.58%, (1 Month U.S. Treasury Bill + 1,225 bps), 6/6/28 (144A)	250,800
250,000(a)	Marlon Re, 11.33%, (3 Month U.S. Treasury Bill + 700 bps), 6/7/27 (144A)	261,200
250,000(a)	Merna Re II, 13.08%, (3 Month U.S. Treasury Bill + 875 bps), 7/7/27 (144A)	255,600
250,000(a)	Purple Re, 13.33%, (1 Month U.S. Treasury Bill + 900 bps), 6/7/27 (144A)	254,400
		$1,046,724

Pioneer Diversified High Income Fund, Inc. | 7/31/2516

Schedule of Investments  |  7/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Windstorm – Mexico — 0.5%
250,000(a)	International Bank for Reconstruction & Development, 16.548%, (SOFR + 1,222 bps), 4/24/28 (144A)	$ 262,750
250,000(a)	International Bank for Reconstruction & Development, 18.048%, (SOFR + 1,372 bps), 4/24/28 (144A)	255,625
		$518,375

	Windstorm – North Carolina — 0.7%
500,000(a)	Blue Ridge Re, 12.12%, (3 Month U.S. Treasury Bill + 799 bps), 1/8/27 (144A)	$ 512,950
250,000(a)	Cape Lookout Re, 11.23%, (1 Month U.S. Treasury Bill + 690 bps), 3/13/32 (144A)	257,125
		$770,075

	Windstorm – Texas — 0.7%
250,000(a)	Alamo Re, 10.87%, (1 Month U.S. Treasury Bill + 654 bps), 6/7/27 (144A)	$ 259,400
250,000(a)	Alamo Re, 13.41%, (1 Month U.S. Treasury Bill + 908 bps), 6/7/26 (144A)	256,375
250,000(a)	Alamo Re, 16.21%, (1 Month U.S. Treasury Bill + 1,188 bps), 6/7/26 (144A)	258,775
		$774,550

	Windstorm – U.S. — 1.9%
250,000(a)	Bonanza Re, 12.78%, (3 Month U.S. Treasury Bill + 845 bps), 1/8/26 (144A)	$ 249,375
250,000(a)	Cape Lookout Re, 11.532%, (1 Month U.S. Treasury Bill + 720 bps), 4/28/26 (144A)	256,275
250,000(a)	Gateway Re, 18.27%, (1 Month U.S. Treasury Bill + 1,394 bps), 2/24/26 (144A)	257,800
250,000(a)	Gateway Re II, 13.90%, (3 Month U.S. Treasury Bill + 957 bps), 4/27/26 (144A)	253,550
250,000(a)	Merna Re II, 14.58%, (3 Month U.S. Treasury Bill + 1,025 bps), 7/7/26 (144A)	257,475
250,000(a)	Purple Re, 17.162%, (1 Month Term SOFR + 1,281 bps), 4/24/26 (144A)	254,300
500,000(a)	Queen Street Re, 11.838%, (3 Month U.S. Treasury Bill + 750 bps), 12/8/25 (144A)	501,000
		$2,029,775

	Windstorm – U.S. Regional — 0.7%
250,000(a)	Citrus Re, 10.92%, (3 Month U.S. Treasury Bill + 659 bps), 6/7/26 (144A)	$ 255,075
17Pioneer Diversified High Income Fund, Inc. | 7/31/25

Principal Amount USD ($)		Value
	Windstorm – U.S. Regional — (continued)
250,000(a)	Citrus Re, 13.04%, (3 Month U.S. Treasury Bill + 871 bps), 6/7/26 (144A)	$ 258,025
250,000(a)	Citrus Re, 13.52%, (3 Month U.S. Treasury Bill + 919 bps), 6/7/27 (144A)	254,725
		$767,825

	Winterstorm – Florida — 0.3%
250,000(a)	Lightning Re, 15.33%, (3 Month U.S. Treasury Bill + 1,100 bps), 3/31/26 (144A)	$ 255,225
	Total Event Linked Bonds	$17,563,239

Face Amount USD ($)
	Collateralized Reinsurance — 3.2%
	Multiperil – U.S. — 0.9%
264,839(l)+	Ballybunion Re 2022, 12/31/27	$ —
878,691(b)(l)+	PI0047 2024-1, 12/31/29	952,510
		$952,510

	Multiperil – Worldwide — 2.3%
100,000(l)+	Dartmouth Re 2021, 12/31/25	$ —
250,000(b)(l)+	Epsom Re 2025, 12/31/30	238,714
500,000(b)(l)+	Gamboge Re, 3/31/30	250,631
500,000(b)(l)+	Gamboge Re 2025, 3/31/31	456,176
750,000(b)(l)+	Merion Re 2025-1, 12/31/30	699,561
250,000(b)(l)+	Old Head Re 2025, 12/31/30	219,982
250,000(b)(l)+	Phoenix 3 Re, 1/4/39	281,500
250,000(b)(l)+	Pine Valley Re 2025, 12/31/29	235,715
250,000(b)(l)+	Walton Health Re 2019, 6/30/26	344
250,000(b)(l)+	Walton Health Re 2022, 12/15/27	34,350
		$2,416,973

	Total Collateralized Reinsurance	$3,369,483

	Reinsurance Sidecars — 6.3%
	Multiperil – U.S. — 0.0%†
1,000,000(b)(m)+	Harambee Re 2018, 12/31/25	$ 1,000
1,000,000(b)(m)+	Harambee Re 2019, 12/31/25	—
500,000(b)(m)+	Harambee Re 2020, 12/31/25	—
		$1,000

Pioneer Diversified High Income Fund, Inc. | 7/31/2518

Schedule of Investments  |  7/31/25
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – U.S. Regional — 0.0%
250,000(b)(l)+	Brotherhood Re, 1/31/26	$ —
	Multiperil – Worldwide — 6.3%
225,450(b)(m)+	Alturas Re 2020-3, 9/30/25	$ —
213,682(b)(m)+	Alturas Re 2021-3, 7/31/26	9,594
376,048(m)+	Alturas Re 2022-2, 12/31/27	18,351
500,000(b)(l)+	Banbury-PI0050 Re 2024, 3/31/30	524,127
1,000,000(b)(l)+	Bantry Re 2025, 12/31/30	954,700
993,323(b)(l)+	Berwick Re 2020-1, 12/31/25	—
1,000,000(b)(l)+	Berwick Re 2025, 12/31/30	962,421
500,000(b)(l)+	Clearwater Re 2025, 12/31/30	509,395
80,000(b)(l)+	Eden Re II, 3/20/26 (144A)	3,929
3,000(l)+	Eden Re II, 3/19/27 (144A)	11,234
250,000(b)(l)+	Gleneagles Re 2021, 12/31/25	25
250,000(b)(l)+	Gleneagles Re 2022, 12/31/27	37,500
1,000,000(b)(l)+	Gullane Re 2025, 12/31/30	803,576
498,977(b)(m)+	Lorenz Re 2019, 6/30/26	3,593
500,000(b)(l)+	Pangaea Re 2024-3, 7/1/28	543,143
500,000(b)(l)+	Pangaea Re 2025-1, 12/31/30	450,094
645(b)(l)+	Sector Re V, 12/1/28 (144A)	13,540
645(b)(l)+	Sector Re V, 12/1/28 (144A)	13,540
1,000,000(b)(l)+	Sector Re V, 12/1/29 (144A)	1,094,162
500,000(l)+	Sussex Re 2022, 12/31/27	—
300,000(b)(m)+	Thopas Re 2020, 12/31/25	—
250,000(m)+	Thopas Re 2021, 12/31/25	2,475
250,000(m)+	Thopas Re 2022, 12/31/27	—
766,025(m)+	Thopas Re 2023, 12/31/28	7,584
766,025(m)+	Thopas Re 2024, 12/31/29	5,822
750,000(b)(l)+	Thopas Re 2025, 12/31/30	733,050
375,860(m)+	Torricelli Re 2021, 7/31/26	601
500,000(m)+	Torricelli Re 2022, 6/30/28	—
750,000(m)+	Torricelli Re 2023, 6/30/29	7,800
750,000(m)+	Torricelli Re 2024, 6/30/30	46,058
500,000(b)(m)+	Viribus Re 2018, 12/31/25	—
212,306(b)(m)+	Viribus Re 2019, 12/31/25	—
240,783(b)(m)+	Viribus Re 2020, 12/31/25	7,488
221,888(b)(m)+	Viribus Re 2022, 12/31/27	1,464
		$6,765,266

	Total Reinsurance Sidecars	$6,766,266

	Total Insurance-Linked Securities (Cost $26,765,972)	$27,698,988

19Pioneer Diversified High Income Fund, Inc. | 7/31/25

Principal Amount USD ($)		Value
	Foreign Government Bonds — 1.3% of Net Assets
	Angola — 0.4%
448,000	Angolan Government International Bond, 8.250%, 5/9/28 (144A)	$ 434,025
	Total Angola	$434,025

	El Salvador — 0.2%
170,000	El Salvador Government International Bond, 9.650%, 11/21/54 (144A)	$ 175,100
	Total El Salvador	$175,100

	Ghana — 0.4%
5,120(e)	Ghana Government International Bond, 0.000%, 7/3/26 (144A)	$ 4,906
16,540(e)	Ghana Government International Bond, 0.000%, 1/3/30 (144A)	13,775
8,000(e)	Ghana Government International Bond, 0.000%, 7/3/26	7,665
21,233(e)	Ghana Government International Bond, 0.000%, 1/3/30	17,685
77,440(k)	Ghana Government International Bond, 5.000%, 7/3/29 (144A)	73,592
111,360(k)	Ghana Government International Bond, 5.000%, 7/3/35 (144A)	89,411
121,000(k)	Ghana Government International Bond, 5.000%, 7/3/29	114,987
174,000(k)	Ghana Government International Bond, 5.000%, 7/3/35	139,705
	Total Ghana	$461,726

	Ukraine — 0.3%
20,419(k)	Ukraine Government International Bond, 0.000%, 2/1/30 (144A)	$ 9,507
76,302(k)	Ukraine Government International Bond, 0.000%, 2/1/34 (144A)	28,466
64,481(k)	Ukraine Government International Bond, 0.000%, 2/1/35 (144A)	29,836
53,734(k)	Ukraine Government International Bond, 0.000%, 2/1/36 (144A)	24,844
149,520(k)	Ukraine Government International Bond, 1.750%, 2/1/29 (144A)	90,235
Pioneer Diversified High Income Fund, Inc. | 7/31/2520

Schedule of Investments  |  7/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Ukraine — (continued)
130,830(k)	Ukraine Government International Bond, 1.750%, 2/1/34 (144A)	$ 66,111
93,450(k)	Ukraine Government International Bond, 1.750%, 2/1/35 (144A)	47,567
	Total Ukraine	$296,566

	Total Foreign Government Bonds (Cost $1,348,635)	$1,367,417

Shares
	SHORT TERM INVESTMENTS — 3.1% of Net Assets
	Open-End Fund — 3.1%
3,267,181(n)	Dreyfus Government Cash Management, Institutional Shares, 4.20%	$ 3,267,181
		$3,267,181

	TOTAL SHORT TERM INVESTMENTS (Cost $3,267,181)	$3,267,181

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 134.4% (Cost $141,779,671)	$142,870,117
	OTHER ASSETS AND LIABILITIES — (34.4)%	$(36,563,446)
	net assets — 100.0%	$106,306,671

bps	Basis Points.
CMT	Constant Maturity Treasury.
EURIBOR	Euro Interbank Offered Rate.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At July 31, 2025, the value of these securities amounted to $112,810,208, or 106.1% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at July 31, 2025.
(b)	Non-income producing security.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at July 31, 2025.
21Pioneer Diversified High Income Fund, Inc. | 7/31/25

(d)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(e)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(f)	Security is priced as a unit.
(g)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(h)	Security is perpetual in nature and has no stated maturity date.
(i)	Security is in default.
(j)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(k)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at July 31, 2025.
(l)	Issued as participation notes.
(m)	Issued as preference shares.
(n)	Rate periodically changes. Rate disclosed is the 7-day yield at July 31, 2025.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at July 31, 2025.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Alamo Re	4/12/2023	$250,000	$256,375
Alamo Re	4/4/2024	250,000	259,400
Alamo Re	4/4/2024	250,000	258,775
Alturas Re 2020-3	8/3/2020	—	—
Alturas Re 2021-3	8/16/2021	20,499	9,594
Alturas Re 2022-2	1/18/2022	—	18,351
Aquila Re	5/10/2023	250,000	254,575
Aquila Re	5/10/2023	250,000	256,025
Atlas Capital	5/17/2023	250,000	255,625
Atlas Re	5/24/2024	250,000	274,275
Ballybunion Re 2022	3/9/2022	—	—
Banbury-PI0050 Re 2024	8/19/2024	460,823	524,127
Bantry Re 2025	1/21/2025	909,055	954,700
Berwick Re 2020-1	9/24/2020	—	—
Berwick Re 2025	1/17/2025	910,239	962,421
Blue Ridge Re	11/14/2023	500,000	512,950
Pioneer Diversified High Income Fund, Inc. | 7/31/2522

Schedule of Investments  |  7/31/25
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Bonanza Re	1/6/2023	$250,000	$249,375
Bonanza Re	12/16/2024	250,000	248,650
Brotherhood Re	1/22/2018	37,865	—
Cape Lookout Re	4/14/2023	250,000	256,275
Cape Lookout Re	2/27/2025	250,000	257,125
Cat Re 2001	11/14/2023	250,000	261,175
Citrus Re	4/27/2023	250,000	258,025
Citrus Re	4/27/2023	250,000	255,075
Citrus Re	3/19/2024	250,000	254,725
Clearwater Re 2025	1/15/2025	500,000	509,395
Dartmouth Re 2021	1/19/2021	—	—
Eden Re II	1/21/2022	1,569	3,929
Eden Re II	1/17/2023	—	11,234
Epsom Re 2025	4/16/2025	205,750	238,714
FloodSmart Re	2/23/2023	250,000	259,250
FloodSmart Re	2/29/2024	500,000	517,150
Foundation Re	12/19/2023	500,000	509,550
Four Lakes Re	12/8/2023	250,000	252,200
Four Lakes Re	12/8/2023	250,000	251,550
Galileo Re	12/4/2023	500,863	519,450
Gamboge Re	5/9/2024	161,817	250,631
Gamboge Re 2025	4/23/2025	433,487	456,176
Gateway Re	2/3/2023	250,000	257,800
Gateway Re II	4/13/2023	250,000	253,550
Gleneagles Re 2021	1/13/2021	4,575	25
Gleneagles Re 2022	1/18/2022	104,409	37,500
Gullane Re 2025	1/22/2025	732,855	803,576
Harambee Re 2018	12/19/2017	17,375	1,000
Harambee Re 2019	12/20/2018	—	—
Harambee Re 2020	2/27/2020	—	—
High Point Re	12/1/2023	250,000	253,300
Integrity Re	5/9/2022	206,031	24,724
Integrity Re	2/21/2025	250,000	250,800
International Bank for Reconstruction & Development	5/1/2024	250,000	262,750
International Bank for Reconstruction & Development	5/10/2024	244,339	255,625
Kendall Re	4/22/2024	250,000	258,225
Kilimanjaro II Re	6/24/2024	250,000	263,675
Kilimanjaro III Re	4/8/2021	250,000	251,000
Lightning Re	3/20/2023	250,000	255,225
Lorenz Re 2019	6/26/2019	69,977	3,593
Marlon Re	5/24/2024	250,000	261,200
Matterhorn Re	12/15/2021	250,000	242,550
23Pioneer Diversified High Income Fund, Inc. | 7/31/25

Restricted Securities	Acquisition date	Cost	Value
Merion Re 2025-1	1/16/2025	$644,006	$699,561
Merna Re II	4/5/2023	250,000	257,475
Merna Re II	5/8/2024	250,000	257,175
Merna Re II	5/8/2024	250,000	255,600
Merna Re II	5/8/2024	250,000	250,750
Mona Lisa Re	12/30/2022	250,000	254,250
Mona Lisa Re	6/13/2024	250,000	273,275
Mystic Re	12/12/2023	499,489	522,750
Old Head Re 2025	1/2/2025	193,449	219,982
Pangaea Re 2024-3	7/26/2024	500,000	543,143
Pangaea Re 2025-1	1/16/2025	437,980	450,094
Phoenix 3 Re	12/21/2020	178,918	281,500
PI0047 2024-1	1/26/2024	872,164	952,510
Pine Valley Re 2025	1/7/2025	215,514	235,715
Purple Re	4/6/2023	250,000	254,300
Purple Re	4/2/2024	250,000	254,400
Queen Street Re	5/12/2023	500,000	501,000
Residential Re	10/28/2021	500,000	465,000
Residential Re	11/22/2022	375,000	388,350
Residential Re	11/7/2023	500,000	518,250
Residential Re	11/4/2024	250,000	252,525
Sanders Re	5/24/2023	500,000	510,450
Sanders Re	1/16/2024	250,000	258,900
Sanders Re	12/10/2024	500,000	502,300
Sanders Re III	3/24/2023	250,000	254,400
Sector Re V	12/4/2023	—	13,540
Sector Re V	12/29/2023	—	13,540
Sector Re V	12/31/2024	1,000,000	1,094,162
Solomon Re	6/12/2023	250,000	254,875
Stabilitas Re	6/7/2023	250,000	253,800
Sussex Re 2022	1/5/2022	—	—
Sutter Re	6/6/2023	250,000	258,300
Thopas Re 2020	12/30/2019	—	—
Thopas Re 2021	1/22/2021	—	2,475
Thopas Re 2022	2/15/2022	—	—
Thopas Re 2023	2/13/2023	—	7,584
Thopas Re 2024	2/2/2024	—	5,822
Thopas Re 2025	1/10/2025	750,000	733,050
Topanga Re	10/5/2023	245,089	239,700
Torrey Pines Re	5/18/2023	300,000	305,040
Torricelli Re 2021	7/2/2021	—	601
Torricelli Re 2022	7/26/2022	—	—
Torricelli Re 2023	7/19/2023	—	7,800
Torricelli Re 2024	7/25/2024	—	46,058
Pioneer Diversified High Income Fund, Inc. | 7/31/2524

Schedule of Investments  |  7/31/25
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Ursa Re	4/12/2023	$250,000	$252,375
Viribus Re 2018	12/22/2017	8,294	—
Viribus Re 2019	3/25/2019	—	—
Viribus Re 2020	3/12/2020	24,541	7,488
Viribus Re 2022	4/18/2022	—	1,464
Walton Health Re 2019	7/18/2019	—	344
Walton Health Re 2022	7/13/2022	—	34,350
Total Restricted Securities			$27,698,988
% of Net assets			26.1%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	4,435,000	USD	5,145,814	State Street Bank & Trust Co.	8/28/25	$(75,190)
GBP	315,000	USD	429,108	State Street Bank & Trust Co.	9/25/25	(12,870)
USD	422,498	GBP	310,000	State Street Bank & Trust Co.	8/28/25	12,985
USD	8,073,251	EUR	6,855,950	State Street Bank & Trust Co.	10/28/25	203,163
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$128,088
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
4	U.S. Ultra Bond (CBT)	9/19/25	$459,933	$469,250	$9,317
TOTAL FUTURES CONTRACTS			$459,933	$469,250	$9,317
CBT	Chicago Board of Trade.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
EUR — Euro
GBP — Great British Pound
IDR — Indonesian Rupiah
USD — United States Dollar
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
25Pioneer Diversified High Income Fund, Inc. | 7/31/25

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of July 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$6,131,367	$—	$6,131,367
Common Stocks
Financial Services	—	45,898	9,713	55,611
Household Durables	5	—	—	5
Oil, Gas & Consumable Fuels	23	284	—	307
All Other Common Stocks	—	561,550	—	561,550
Asset Backed Securities	—	4,630,114	30,000	4,660,114
Collateralized Mortgage Obligations	—	3,581,400	—	3,581,400
Commercial Mortgage-Backed Securities	—	8,558,770	—	8,558,770
Convertible Corporate Bonds	—	2,983,885	—	2,983,885
Corporate Bonds	—	83,975,007	—*	83,975,007
Preferred Stock	—	25,094	—	25,094
Right/Warrant	3,421	—	—	3,421
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – U.S.	—	—	952,510	952,510
Multiperil – Worldwide	—	—	2,416,973	2,416,973
Reinsurance Sidecars
Multiperil – U.S.	—	—	1,000	1,000
Multiperil – U.S. Regional	—	—	—*	—*
Multiperil – Worldwide	—	—	6,765,266	6,765,266
All Other Insurance-Linked Securities	—	17,563,239	—	17,563,239
Foreign Government Bonds	—	1,367,417	—	1,367,417
Open-End Fund	3,267,181	—	—	3,267,181
Total Investments in Securities	$3,270,630	$129,424,025	$10,175,462	$142,870,117
Other Financial Instruments
Net unrealized appreciation on forward foreign currency exchange contracts	$—	$128,088	$—	$128,088
Net unrealized appreciation on futures contracts	9,317	—	—	9,317
Total Other Financial Instruments	$9,317	$128,088	$—	$137,405
*	Securities valued at $0.
Pioneer Diversified High Income Fund, Inc. | 7/31/2526

Schedule of Investments  |  7/31/25
(unaudited) (continued)
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
	Common Stocks	Asset Backed Securities	Insurance- Linked Securities	Total
Balance as of 4/30/25	$9,344	$33,000	$11,882,793	$11,925,137
Realized gain (loss)	—	—	(22,987)	(22,987)
Changed in unrealized appreciation (depreciation)	369	(6,037)	315,387	309,719
Amortization Premium/Discount	—	3,537	(148,879)	(145,342)
Purchases	—	—	—	—
Sales	—	—	(1,919,560)	(1,919,560)
Transfers in to Level 3*	—	—	—	—
Transfers out of Level 3*	—	—	—	—
Balance as of 7/31/25	$9,713	$30,500	$10,106,754	$10,146,967
*	Transfers are calculated on the beginning of period values. During the period ended July 31, 2025, there were no transfers in or out of Level 3. There were no other transfers between Levels 1, 2 and 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at July 31, 2025:	$390,813
27Pioneer Diversified High Income Fund, Inc. | 7/31/25